Auditors' remuneration (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Auditor's Remuneration [Line Items]
Auditors’ remuneration	R 12,076	R 8,821	R 7,426
PriceWaterhouseCoopers, Inc.
Auditor's Remuneration [Line Items]
Auditors’ remuneration	R 2,200